Balance Sheet Components (Details) - Schedule of property and equipment - USD ($)	Dec. 31, 2021	Dec. 31, 2020
Schedule of property and equipment [Abstract]
Automobiles	$ 279,617	$ 325,406
Furniture and fixtures	133,102	125,000
Computer and Equipment	76,048	26,157
Property and equipment, gross	488,767	476,563
Less: accumulated depreciation	(385,980)	(342,758)
Total property and equipment, net	$ 102,787	$ 133,805